13F-HR

03/31/2005

0001129925

c6e*gixx

NONE

1

Joel I. Bennett

818-414-2162

jibennet@pacbell.net


13F-HR

Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):

 [ ] is a restatement.


 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Canyada Capital Management, Inc.
Address:	4246 Beulah Drive
		La Canada Flintridge, CA 91011


13F File Number: 28-06037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Joel I. Bennett
Title:	President
Phone:	818-414-2162

Signature, Place, and Date of Signing:


Joel I. Bennett
La Canada Flintridge, CA 91011
May 12, 2005

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
 0

Form 13F Information Table Entry Total:
 8

Form 13F Information Table Value Total:
 $38,656,000

Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


     FORM 13F INFORMATION TABLE

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aegon N.V. - Amer. Reg. Shs.   COM              0079241032    1480   109964 SH       SOLE                                     109964
American International Group   COM              0268741073   17233   311016 SH       SOLE                                     311016
Berkshire Hathaway Inc. Cl 'A' COM              0846701086   11919      138 SH       SOLE                                        138
Berkshire Hathaway Inc. Cl 'B' COM              0846702076     637      223 SH       SOLE                                        223
Chubb Corp.                    COM              1712321017    4830    60928 SH       SOLE                                      60928
Citigroup Inc.                 COM              1729671016     233     5174 SH       SOLE                                       5174
Hubbell Inc. Cl 'B'            COM		4435102011     277     5421 SH       SOLE					5421
Providian Finl Corp.           COM              74406A1025    2047   119305 SH       SOLE                                     119305
